Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other liabilities
Schedule of other liabilities

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	209	30,995	31,204	52	47,157	47,209
Tax payables	—	14,247	14,247	—	14,026	14,026
Payable to non-current asset suppliers	122	8,993	9,115	143	7,066	7,209
Contingent consideration	—	3,136	3,136	1,302	2,036	3,338
Other grants	—	13,854	13,854	12,249	—	12,249
Guarantees and deposits	14	—	14	13	322	335
Other liabilities	—	4,620	4,620	—	8,799	8,799
Total	345	75,845	76,190	13,759	79,406	93,165

Schedule of tax payables

	As of year ended December 31,
	2025	2024
	US$'000	US$'000
VAT	2,995	3,559
Accrued social security taxes payable	7,216	6,334
Personal income tax withholding payable	1,232	1,257
Other	2,804	2,876
Total	14,247	14,026